Quarterly Financial Data (Tables)	12 Months Ended
Apr. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Summary Of Quarterly Financial Information

(in 000s, except per share amounts)
	Fiscal Year 2017	Apr 30, 2017	Jan 31, 2017	Oct 31, 2016	Jul 31, 2016
Revenues	$3,036,314	$2,327,915	$451,882	$131,332	$125,185
Income (loss) from continuing operations before taxes (benefit)	$629,287	$1,211,903	$(150,598)	$(228,469)	$(203,549)
Income taxes (benefit)	208,370	425,333	(49,386)	(85,054)	(82,523)
Net income (loss) from continuing operations	420,917	786,570	(101,212)	(143,415)	(121,026)
Net loss from discontinued operations	(11,972)	(3,218)	(3,302)	(2,805)	(2,647)
Net income (loss)	$408,945	$783,352	$(104,514)	$(146,220)	$(123,673)
Basic earnings (loss) per share:
Continuing operations	$1.97	$3.79	$(0.49)	$(0.67)	$(0.55)
Discontinued operations	(0.05)	(0.02)	(0.01)	(0.01)	(0.01)
Consolidated	$1.92	$3.77	$(0.50)	$(0.68)	$(0.56)
Diluted earnings (loss) per share:
Continuing operations	$1.96	$3.76	$(0.49)	$(0.67)	$(0.55)
Discontinued operations	(0.05)	(0.01)	(0.01)	(0.01)	(0.01)
Consolidated	$1.91	$3.75	$(0.50)	$(0.68)	$(0.56)

Schedule Of Share Price And Dividends Paid
Information regarding H&R Block's common stock prices and dividends for fiscal years 2018 and 2017 is as follows:

	Fiscal Year	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Fiscal Year 2018:
Dividends paid per share	$0.96	$0.24	$0.24	$0.24	$0.24
Stock price range:
High	$31.80	$29.47	$29.16	$31.80	$31.70
Low	23.59	23.80	23.59	24.59	24.55
Fiscal Year 2017:
Dividends paid per share	$0.88	$0.22	$0.22	$0.22	$0.22
Stock price range:
High	$24.95	$24.82	$24.06	$24.95	$24.53
Low	19.18	19.85	20.91	20.58	19.18